Note 10 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property Plant And Equipment [Table Text Block]
	December 31
	2016	2015
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	21,284	21,819
Furniture and fixtures	779	826
Leasehold improvements	2,135	1,785
Transportation equipment	657	698
Property leased to others	3,944	3,875
Prepayment for property and equipment	1,629	1,863
	39,004	39,442
Accumulated depreciation
Buildings	1,667	1,526
Equipment	20,521	20,965
Furniture and fixtures	733	744
Leasehold improvements	1,536	1,474
Transportation equipment	610	619
Property leased to others	201	103
	25,268	25,431

	$13,736	$14,011